May 6, 2019

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: AMCAP Fund

File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 30, 2019 of Registrant’s Post-Effective Amendment No. 108 under the Securities Act of 1933 and Amendment No. 77 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton

Secretary